Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Large Cap Series Funds, Inc.
Entity Central Index Key	0001097077
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005174 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	MALRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	15.44%	35.23%	15.47%	12.79%
Russell 1000® Index	15.83	34.40	15.58	13.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,147,481,649
Holdings Count | Holding	103
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,147,481,649
Number of Portfolio Holdings	103
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.5%
Financials	14.1%
Industrials	11.9%
Consumer Discretionary	11.3%
Health Care	10.8%
Communication Services	9.1%
Consumer Staples	5.1%
Energy	2.3%
Real Estate	1.8%
Utilities	1.7%
Materials	1.5%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(b)Excludes short-term securities.
C000005171 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	MDLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	15.30%	34.90%	15.18%	12.49%
Investor A Shares (with sales charge)	9.24	27.82	13.94	11.89
Russell 1000® Index	15.83	34.40	15.58	13.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,147,481,649
Holdings Count | Holding	103
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,147,481,649
Number of Portfolio Holdings	103
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.5%
Financials	14.1%
Industrials	11.9%
Consumer Discretionary	11.3%
Health Care	10.8%
Communication Services	9.1%
Consumer Staples	5.1%
Energy	2.3%
Real Estate	1.8%
Utilities	1.7%
Materials	1.5%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(b)Excludes short-term securities.
C000005173 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	MCLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80	1.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.48%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	14.86%	33.90%	14.33%	11.80%
Investor C Shares (with sales charge)	13.86	32.90	14.33	11.80
Russell 1000® Index	15.83	34.40	15.58	13.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,147,481,649
Holdings Count | Holding	103
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,147,481,649
Number of Portfolio Holdings	103
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.5%
Financials	14.1%
Industrials	11.9%
Consumer Discretionary	11.3%
Health Care	10.8%
Communication Services	9.1%
Consumer Staples	5.1%
Energy	2.3%
Real Estate	1.8%
Utilities	1.7%
Materials	1.5%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(b)Excludes short-term securities.
C000198228 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Class K Shares
Trading Symbol	MLRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.43%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	15.56%	35.35%	15.54%	12.83%
Russell 1000® Index	15.83	34.40	15.58	13.16

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,147,481,649
Holdings Count | Holding	103
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,147,481,649
Number of Portfolio Holdings	103
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.5%
Financials	14.1%
Industrials	11.9%
Consumer Discretionary	11.3%
Health Care	10.8%
Communication Services	9.1%
Consumer Staples	5.1%
Energy	2.3%
Real Estate	1.8%
Utilities	1.7%
Materials	1.5%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(b)Excludes short-term securities.
C000005175 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Class R Shares
Trading Symbol	MRLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$53	0.98%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	15.16%	34.62%	14.91%	12.20%
Russell 1000® Index	15.83	34.40	15.58	13.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,147,481,649
Holdings Count | Holding	103
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,147,481,649
Number of Portfolio Holdings	103
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.5%
Financials	14.1%
Industrials	11.9%
Consumer Discretionary	11.3%
Health Care	10.8%
Communication Services	9.1%
Consumer Staples	5.1%
Energy	2.3%
Real Estate	1.8%
Utilities	1.7%
Materials	1.5%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(b)Excludes short-term securities.
C000005184 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	MALVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.54%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	14.12%	30.37%	11.63%	9.98%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 689,544,073
Holdings Count | Holding	231
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$689,544,073
Number of Portfolio Holdings	231
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.4%
Industrials	16.1%
Health Care	14.3%
Information Technology	9.2%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Energy	5.9%
Communication Services	5.0%
Real Estate	4.0%
Utilities	3.8%
Materials	3.5%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(b)Excludes short-term securities.
C000005181 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Investor A Shares
Trading Symbol	MDLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.79%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	13.98%	30.03%	11.35%	9.69%
Investor A Shares (with sales charge)	8.00	23.21	10.15	9.10
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 689,544,073
Holdings Count | Holding	231
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$689,544,073
Number of Portfolio Holdings	231
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.4%
Industrials	16.1%
Health Care	14.3%
Information Technology	9.2%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Energy	5.9%
Communication Services	5.0%
Real Estate	4.0%
Utilities	3.8%
Materials	3.5%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(b)Excludes short-term securities.
C000005183 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Investor C Shares
Trading Symbol	MCLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$82	1.54%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.54%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	13.53%	29.06%	10.52%	9.03%
Investor C Shares (with sales charge)	12.53	28.06	10.52	9.03
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 689,544,073
Holdings Count | Holding	231
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$689,544,073
Number of Portfolio Holdings	231
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.4%
Industrials	16.1%
Health Care	14.3%
Information Technology	9.2%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Energy	5.9%
Communication Services	5.0%
Real Estate	4.0%
Utilities	3.8%
Materials	3.5%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(b)Excludes short-term securities.
C000198229 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Class K Shares
Trading Symbol	MLVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	14.17%	30.42%	11.69%	10.02%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 689,544,073
Holdings Count | Holding	231
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$689,544,073
Number of Portfolio Holdings	231
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.4%
Industrials	16.1%
Health Care	14.3%
Information Technology	9.2%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Energy	5.9%
Communication Services	5.0%
Real Estate	4.0%
Utilities	3.8%
Materials	3.5%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(b)Excludes short-term securities.
C000005185 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Class R Shares
Trading Symbol	MRLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$56	1.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	13.82%	29.71%	11.07%	9.41%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 689,544,073
Holdings Count | Holding	231
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$689,544,073
Number of Portfolio Holdings	231
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.4%
Industrials	16.1%
Health Care	14.3%
Information Technology	9.2%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Energy	5.9%
Communication Services	5.0%
Real Estate	4.0%
Utilities	3.8%
Materials	3.5%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(b)Excludes short-term securities.
C000051321 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Institutional Shares
Trading Symbol	BILPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	1.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	2.59%	5.38%	3.38%	3.99%
Russell 1000® Index	15.83	34.40	15.58	13.16
ICE BofA 3-Month U.S. Treasury Bill Index	2.56	5.32	2.41	1.73

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,790,099,684
Holdings Count | Holding	283
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,790,099,684
Number of Portfolio Holdings	283
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	8.5%	9.8%	18.3%
Information Technology	12.8%	1.6%	14.4%
Materials	9.2%	3.6%	12.8%
Health Care	11.3%	0.4%	11.7%
Energy	5.2%	5.8%	11.0%
Industrials	8.4%	1.5%	9.9%
Consumer Staples	9.0%	—%	9.0%
Financials	3.4%	1.0%	4.4%
Communication Services	3.8%	0.2%	4.0%
Consumer Discretionary	3.2%	—%	3.2%
Real Estate	1.2%	—%	1.2%
	76.0	23.9	99.9
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000051319 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Investor A Shares
Trading Symbol	BALPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$70	1.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	2.41%	5.07%	3.12%	3.72%
Investor A Shares (with sales charge)	(2.96)	(0.45)	2.01	3.16
Russell 1000® Index	15.83	34.40	15.58	13.16
ICE BofA 3-Month U.S. Treasury Bill Index	2.56	5.32	2.41	1.73

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,790,099,684
Holdings Count | Holding	283
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,790,099,684
Number of Portfolio Holdings	283
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	8.5%	9.8%	18.3%
Information Technology	12.8%	1.6%	14.4%
Materials	9.2%	3.6%	12.8%
Health Care	11.3%	0.4%	11.7%
Energy	5.2%	5.8%	11.0%
Industrials	8.4%	1.5%	9.9%
Consumer Staples	9.0%	—%	9.0%
Financials	3.4%	1.0%	4.4%
Communication Services	3.8%	0.2%	4.0%
Consumer Discretionary	3.2%	—%	3.2%
Real Estate	1.2%	—%	1.2%
	76.0	23.9	99.9
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000051320 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Investor C Shares
Trading Symbol	BCLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$108	2.13%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.13%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	2.04%	4.18%	2.35%	3.13%
Investor C Shares (with sales charge)	1.04	3.18	2.35	3.13
Russell 1000® Index	15.83	34.40	15.58	13.16
ICE BofA 3-Month U.S. Treasury Bill Index	2.56	5.32	2.41	1.73

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,790,099,684
Holdings Count | Holding	283
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,790,099,684
Number of Portfolio Holdings	283
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	8.5%	9.8%	18.3%
Information Technology	12.8%	1.6%	14.4%
Materials	9.2%	3.6%	12.8%
Health Care	11.3%	0.4%	11.7%
Energy	5.2%	5.8%	11.0%
Industrials	8.4%	1.5%	9.9%
Consumer Staples	9.0%	—%	9.0%
Financials	3.4%	1.0%	4.4%
Communication Services	3.8%	0.2%	4.0%
Consumer Discretionary	3.2%	—%	3.2%
Real Estate	1.2%	—%	1.2%
	76.0	23.9	99.9
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.